Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Registrant Name	dei_EntityRegistrantName	Forward Funds
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 8, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Frontier Strategy Fund (the “Fund”) only:

Effective June 8, 2012, Forward Funds, on behalf of the Fund, entered into an expense limitation agreement with Forward Management, the Fund’s investment advisor, pursuant to which Forward Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class M and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.19%, 1.19% and 1.09%, respectively. Accordingly, effective June 8, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 35 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.10%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.61%	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	1.26%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.19%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$159	$128
3 Years	$503	$410
5 Years	$871	$713
10 Years	$1,904	$1,573

****

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund on page 37 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS M
Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	0.10%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.19%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS M
1 Year	$128
3 Years	$410
5 Years	$713
10 Years	$1,573

You would pay the following expenses if you did not redeem your shares:

CLASS M
1 Year	$128
3 Years	$410
5 Years	$713
10 Years	$1,573

****

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 12 of the Class Z Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z
Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.09%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z
1 Year	$118
3 Years	$379
5 Years	$660
10 Years	$1,460

No Load | Forward Frontier Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 8, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Frontier Strategy Fund (the “Fund”) only:

Effective June 8, 2012, Forward Funds, on behalf of the Fund, entered into an expense limitation agreement with Forward Management, the Fund’s investment advisor, pursuant to which Forward Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class M and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.19%, 1.19% and 1.09%, respectively. Accordingly, effective June 8, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 35 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.10%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.61%	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	1.26%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.19%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$159	$128
3 Years	$503	$410
5 Years	$871	$713
10 Years	$1,904	$1,573

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
No Load | Forward Frontier Strategy Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,904
No Load | Forward Frontier Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,573
Load | Forward Frontier Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 8, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund on page 37 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS M
Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	0.10%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.19%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS M
1 Year	$128
3 Years	$410
5 Years	$713
10 Years	$1,573

You would pay the following expenses if you did not redeem your shares:

CLASS M
1 Year	$128
3 Years	$410
5 Years	$713
10 Years	$1,573

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Load | Forward Frontier Strategy Fund | CLASS M
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,573
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	410
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,573
Class Z | Forward Frontier Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 8, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 12 of the Class Z Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z
Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.09%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z
1 Year	$118
3 Years	$379
5 Years	$660
10 Years	$1,460

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Class Z | Forward Frontier Strategy Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	379
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,460

[1]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.49% and 1.19%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.
[2]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.19%. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.
[3]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.09%. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.